ACQUISITIONS - Summary of Fair Value of Assets Acquired and Liabilities Assumed (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 04, 2017	Oct. 02, 2017	Apr. 05, 2017	Mar. 13, 2017	Dec. 31, 2016	Dec. 14, 2016	Nov. 17, 2016	Aug. 01, 2016	May 05, 2016
Business Acquisition [Line Items]
Goodwill	$ 2,412,554	$ 2,460,103					$ 2,078,765
Melett
Business Acquisition [Line Items]
Current assets			$ 21,068
Property, plant & equipment			5,917
Goodwill			22,501
Other intangible assets			39,259
Total assets acquired			88,745
Total liabilities assumed			(14,789)
Net assets acquired			$ 73,956
TTC
Business Acquisition [Line Items]
Current assets					$ 3,746
Property, plant & equipment					5,909
Goodwill					16,309
Other intangible assets					12,300
Total assets acquired					38,264
Total liabilities assumed					(5,753)
Net assets acquired					$ 32,511
ATP
Business Acquisition [Line Items]
Current assets						$ 11,666
Property, plant & equipment						5,354
Goodwill						29,034
Other intangible assets						25,000
Total assets acquired						71,054
Total liabilities assumed						(5,800)
Net assets acquired						$ 65,254
Workhorse
Business Acquisition [Line Items]
Current assets								$ 9,137
Property, plant & equipment								0
Goodwill								22,273
Other intangible assets								21,500
Total assets acquired								52,910
Total liabilities assumed								(9,083)
Net assets acquired								$ 43,827
Precision Turbo
Business Acquisition [Line Items]
Current assets									$ 4,145
Property, plant & equipment									1,317
Goodwill									4,248
Other intangible assets									5,200
Total assets acquired									14,910
Total liabilities assumed									(1,057)
Net assets acquired									$ 13,853
Unitrac
Business Acquisition [Line Items]
Current assets											$ 11,476
Property, plant & equipment											1,768
Goodwill											2,442
Other intangible assets											1,230
Total assets acquired											16,916
Total liabilities assumed											(2,145)
Net assets acquired											$ 14,771
AM General
Business Acquisition [Line Items]
Current assets				$ 6,611
Property, plant & equipment				4,140
Goodwill				12,943
Other intangible assets				12,097
Other assets				0
Total assets acquired				35,791
Total liabilities assumed				(25,375)
Net assets acquired				$ 10,416
Gerken
Business Acquisition [Line Items]
Current assets										$ 32,706
Property, plant & equipment										7,667
Goodwill										17,470
Other intangible assets										30,560
Other assets										1,706
Total assets acquired										90,109
Total liabilities assumed										(27,262)
Net assets acquired										$ 62,847